Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
As of December 31, 2018, the principal amount of our outstanding indebtedness totaled $29.5 billion, which excluded fair value adjustments of $175.1 million and debt issuance costs and debt discounts of $160.6 million, and our undrawn lines of credit were approximately $8.1 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of December 31, 2018, we remained in compliance with the financial covenants across our various debt obligations. All of our debt is redeemable by AerCap, unless otherwise stated.
The following table provides a summary of our indebtedness as of December 31, 2018 and 2017:

	As of December 31,
	2018						2017
Debt Obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
ILFC Legacy Notes		$4,900,000	$—	$4,900,000	6.69%	2019 - 2022	$5,670,000
AerCap Trust & AICDC Notes		10,749,864	—	10,749,864	4.08%	2019 - 2028	8,399,864
Asia Revolving Credit Facility		950,000	750,000	200,000	4.01%	2022	300,000
Citi Revolving Credit Facility		4,000,000	4,000,000	—	—	2021	—
Other unsecured debt		1,326,000	166,000	1,160,000	4.16%	2020 - 2023	550,000
Fair value adjustment		NA	NA	177,450	NA	NA	286,426
TOTAL UNSECURED		21,925,864	4,916,000	17,187,314			15,206,290
Secured
Export credit facilities	32	849,372	—	849,372	2.69%	2019 - 2030	1,241,262
Senior Secured Notes		—	—	—	—	—	1,275,000
Institutional secured term loans & secured portfolio loans	280	9,097,528	1,564,500	7,533,028	4.28%	2020 - 2030	6,253,431
AerFunding Revolving Credit Facility	16	2,500,000	1,580,516	919,484	4.39%	2022	878,424
Other secured debt (b)	70	1,633,099	—	1,633,099	4.50%	2019 -2036	2,139,360
Fair value adjustment		NA	NA	(2,103)	NA	NA	31,482
TOTAL SECURED		14,079,999	3,145,016	10,932,880			11,818,959
Subordinated
ECAPS Subordinated Notes		1,000,000	—	1,000,000	4.65%	2065	1,000,000
Junior Subordinated Notes		500,000	—	500,000	6.50%	2045	500,000
Subordinated debt issued by joint ventures		48,234	—	48,234	—	2019 - 2020	55,780
Fair value adjustment		NA	NA	(225)	NA	NA	(229)
TOTAL SUBORDINATED		1,548,234	—	1,548,009			1,555,551
Debt issuance costs and debt discounts		NA	NA	(160,616)	NA	NA	(160,061)
	398	$37,554,097	$8,061,016	$29,507,587			$28,420,739

(a)
The weighted average interest rate for our floating rate debt is calculated based on the applicable U.S. dollar LIBOR rate as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs and debt discounts. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.

(b)	In addition to the aircraft, 64 engines are pledged as collateral.
As of December 31, 2018, all debt was guaranteed by AerCap with the exception of the AerFunding Revolving Credit Facility, the Glide Funding term loan facility and $137.8 million of debt included in other secured debt that is limited recourse in nature.
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs and debt discounts) as of December 31, 2018 were as follows:

Maturities of debt financing (a)
2019	$4,108,660
2020	4,008,209
2021	3,783,405
2022	7,246,201
2023	3,414,995
Thereafter	6,931,611
$29,493,081

(a)	For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Contractual obligations”.
During the years ended December 31, 2018, 2017 and 2016, we recorded amortization expense for debt issuance costs and debt discounts of $64.2 million, $65.4 million and $55.8 million, respectively. The unamortized debt issuance costs and debt discounts as of December 31, 2018 are expected to be amortized through 2045.
ILFC Legacy Notes
The following table provides a summary of the outstanding senior unsecured notes issued by ILFC prior to the ILFC Transaction (the “ILFC Legacy Notes”) as of December 31, 2018:

Maturities of ILFC Legacy Notes
2019	$2,000,000
2020	1,000,000
2021	500,000
2022	1,400,000
$4,900,000

All of the ILFC Legacy Notes bear interest at fixed rates ranging from 4.625% to 8.625%. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.
The indentures governing the ILFC Legacy Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as unrestricted subsidiaries or designate unrestricted subsidiaries; (iv) make investments in or transfer assets to unrestricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indentures, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.
Upon consummation of the ILFC Transaction, AerCap Trust became the successor issuer under the ILFC Legacy Notes indentures. ILFC also agreed to continue to be co-obligor. In addition, AerCap Holdings N.V. and certain of its subsidiaries became guarantors of the ILFC Legacy Notes.
AerCap Trust & AICDC Notes
From time to time since the completion of the ILFC Transaction, AerCap Trust and AICDC have co-issued additional senior unsecured notes (the “AGAT/AICDC Notes”). The proceeds from these offerings have been used for general corporate purposes.
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2018:

Maturities of AGAT/AICDC Notes
2019	$1,099,864
2020	1,500,000
2021	1,900,000
2022	2,100,000
2023	1,200,000
Thereafter	2,950,000
$10,749,864

All of the AGAT/AICDC Notes bear interest at fixed rates ranging from 3.3% to 5.0%.
In January 2019, AerCap Trust and AICDC co-issued $700.0 million aggregate principal amount of 4.45% senior notes due 2021 and $400.0 million aggregate principal amount of 4.875% senior notes due 2024. The proceeds from the offering were used for general corporate purposes.
The AGAT/AICDC Notes are jointly and severally and fully and unconditionally guaranteed by AerCap Holdings N.V. and by AerCap Ireland, AerCap Aviation Solutions, ILFC and AerCap U.S. Global Aviation LLC. Except as described below, the AGAT/AICDC Notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements. We may redeem each series of the AGAT/AICDC Notes in whole or in part, at any time, at a price equal to 100% of the aggregate principal amount plus the applicable “make-whole” premium plus accrued and unpaid interest, if any, to the redemption date.
The indentures governing the AGAT/AICDC Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to incur liens on assets and to consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the AGAT/AICDC Notes, the failure to comply with covenants and agreements specified in the indentures, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.
Revolving credit facilities
Asia Revolving Credit Facility
In December 2015, AerCap entered into an unsecured revolving and term loan agreement (the “Asia Revolver”).
In March 2018, we entered into a new Asia Revolver which increased the size of the facility to $950.0 million and extended the maturity to March 2022, and the previous facility was cancelled. The interest rate for borrowings under the facility is LIBOR plus a margin of 1.55%.
Citi Revolving Credit Facility
In March 2014, AICDC entered into a senior unsecured revolving credit facility (the “Citi Revolver”). In 2017, the facility was upsized twice and the maturity of the facility was extended to February 2021. In February 2018, the facility was further upsized to $4.0 billion. The interest rate for borrowings under the facility is LIBOR plus a margin of 1.50%.
The obligations under the Asia Revolver and the Citi Revolver are guaranteed by AerCap and certain of its subsidiaries. Availability of borrowings under the Asia Revolver and the Citi Revolver is subject to the satisfaction of customary conditions precedent. We have the right to terminate or cancel, in whole or in part, the unused portions of the commitment amounts.
Both the Asia Revolver and the Citi Revolver contain covenants customary for unsecured financings of this type, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum fixed charge coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness.
The facilities also contain covenants that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.
AIG Revolving Credit Facility
In June 2018, we terminated the AIG Revolving Credit Facility, which had a maturity date of October 2019.
Export credit facilities
The following table provides details regarding the terms of our outstanding export credit facilities:

	As of December 31, 2018
	Collateral (Number of aircraft)	Amount outstanding	Weighted average interest rate	Maturity
European ECA facilities	28	$682,410	2.94%	2019 - 2030
US Ex-Im facilities	4	166,962	1.66%	2022 - 2025
	32	$849,372

The principal amounts under the export credit facilities amortize over ten to 12-year terms. The export credit facilities require that SPEs controlled by the respective borrowers hold legal title to the financed aircraft. Obligations under the export credit facilities are secured by, among other things, a pledge of the shares of the SPEs.
The obligations under the export credit facilities are guaranteed by AerCap and certain of its subsidiaries, as well as various export credit agencies.
Senior Secured Notes
In August 2010, ILFC issued $3.9 billion of senior secured notes in three tranches, including a final $1.275 billion tranche that matured and was repaid in full in September 2018.
Institutional secured term loans & secured portfolio loans
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	Collateral (Number of aircraft) (a)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate	Maturity
Institutional secured term loans
Hyperion	94	$1,500,000	$—	$1,500,000	4.55%	2023
Vancouver	56	750,000	—	750,000	4.55%	2022
Secured portfolio loans
Scandium	7	772,981	173,500	599,481	4.37%	2025
Temescal	49	666,969	—	666,969	4.76%	2023
Celtago	13	659,203	—	659,203	3.37%	2024
Celtago II	13	580,736	—	580,736	3.90%	2022
BlowFishFunding	9	533,108	—	533,108	4.34%	2022
Iridium	8	519,111	—	519,111	4.11%	2024
Other secured facilities	31	3,115,420	1,391,000	1,724,420	4.20%	2020 - 2030
	280	$9,097,528	$1,564,500	$7,533,028

(a)	These loans are secured by a combination of aircraft and the equity interests in the borrower and certain SPE subsidiaries of the borrower that own the aircraft.
Institutional secured term loans
The Hyperion and Vancouver institutional term loans were originally entered into in 2014 and 2012, respectively. The obligations of the respective borrowers of each loan are guaranteed by AerCap and certain of its subsidiaries.
The Hyperion and Vancouver loans each contain customary covenants and events of default for financings of this type, including covenants that limit the ability of the subsidiary borrowers and their subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrowers and their subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.
Secured portfolio loans
The obligations of each of the respective borrowers under each loan are guaranteed by AerCap and certain of its subsidiaries.
These loans contain customary covenants and events of default for financings of this type, including covenants that limit the ability of the borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors and the borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets or enter into transactions with affiliates.

AerFunding Revolving Credit Facility
AerFunding 1 Limited (“AerFunding”) is a SPE whose share capital is owned 95% by a charitable trust and 5% by AerCap Ireland. AerFunding is a consolidated subsidiary formed for the purpose of acquiring aircraft assets. In April 2006, AerFunding entered into a non-recourse senior secured revolving credit facility that was subsequently increased in 2017 to $2.5 billion.
In August 2017, the facility was amended to allow for a three-year revolving period, effective December, 2017. Following the revolving credit period, which expires in 2020, there is a two-year term out period to December 2022. The maturity date of the AerFunding Revolving Credit Facility is December 2022.
Borrowings under the AerFunding Revolving Credit Facility bear interest based on the Eurodollar rate plus the applicable margin. The following table presents the applicable margin for the borrowings under the AerFunding Revolving Credit Facility during the periods specified:

Applicable margin
Borrowing period	2.00%
Period from December 2020 to December 2021	2.75%
Period from December 2021 to December 2022	3.50%

Interest on the loans is due on a monthly basis. Principal on the loans amortizes on a monthly basis to the extent funds are available. All outstanding principal not paid during the term is due on the maturity date.
Borrowings under the AerFunding Revolving Credit Facility are secured by, among other things, security interests in and pledges or assignments of equity ownership and beneficial interests in all of the subsidiaries of AerFunding, as well as by AerFunding’s interests in the leases of its assets.
Other secured debt
AerCap has entered into a number of financings, provided by a range of banks and non-bank financial institutions, to fund the purchase of aircraft and for general corporate purposes.
The majority of the financings are guaranteed by AerCap and are secured by, among other things, a pledge of the shares of the subsidiaries owning the related aircraft and, in certain cases, a mortgage on the applicable aircraft. All of our financings contain affirmative covenants customary for secured financings of this type.
ECAPS Subordinated Notes
In December 2005, ILFC issued two tranches of subordinated notes in an aggregate principal amount of $1.0 billion. Both the $400.0 million and $600.0 million tranches have a floating interest rate, with margins of 1.80% and 1.55% respectively, plus the highest of three-month LIBOR, ten-year constant maturity U.S. Treasury, and 30-year constant maturity U.S. Treasury.
The ECAPS contain customary financial tests, including a minimum ratio of equity to total managed assets and a minimum fixed charge coverage ratio. Failure to comply with these financial tests will result in a “mandatory trigger event.” If a mandatory trigger event occurs and we are unable to raise sufficient capital in a manner permitted by the terms of the subordinated debt to cover the next interest payment on the subordinated debt, a “mandatory deferral event” will occur, requiring us to defer all interest payments and prohibiting the payment of cash dividends on AerCap Trust’s or ILFC’s capital stock or its equivalent until both financial tests are met or we have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.
Upon consummation of the ILFC Transaction, the subordinated notes were assumed by AerCap Trust, and AerCap and certain of its subsidiaries became guarantors. ILFC remains a co-obligor under the indentures governing the subordinated notes.
Junior Subordinated Notes
In June 2015, AerCap Trust issued $500.0 million of junior subordinated notes due 2045 (the “Junior Subordinated Notes”). The Junior Subordinated Notes currently bear interest at a fixed interest rate of 6.5%, and beginning in June 2025, will bear interest at a floating rate of three-month LIBOR plus 4.3%.
We may defer any interest payments on the Junior Subordinated Notes for up to five consecutive deferral periods. At the end of five years following the commencement of any deferral period, we must pay all accrued and unpaid deferred interest, including compounded interest. The Junior Subordinated Notes are guaranteed by AerCap and certain of its subsidiaries.
We may at our option redeem the Junior Subordinated Notes before their maturity in whole or in part, at any time and from time to time, on or after June 15, 2025 at 100% of their principal amount plus any accrued and unpaid interest thereon. We may redeem the Junior Subordinated Notes prior to such date in whole, but not in part, upon a rating agency event (at the make-whole redemption price), upon certain tax events (at 100% of their principal amount plus any accrued and unpaid interest thereon) and upon a change of control triggering event (at 101% of their principal amount plus any accrued and unpaid interest thereon). In the event that we do not redeem the Junior Subordinated Notes in connection with a change of control triggering event, the then-applicable annual interest rate borne by the Junior Subordinated Notes will increase by 5.0%.
The Junior Subordinated Notes are junior subordinated unsecured obligations, rank equally with all of AerCap Trust’s future equally ranking junior subordinated indebtedness, if any, and are subordinate and junior in right of payment to all of AerCap Trust’s existing and future senior indebtedness.
Subordinated debt issued by joint ventures
In 2008 and 2010, AerCap and our joint venture partner each purchased subordinated loan notes issued by the joint ventures. The subordinated debt held by AerCap is eliminated in consolidation of the joint ventures.